Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Property and equipment, net [Line Items]
Subtotal	¥ 508,351		¥ 502,513		$ 79,770
Less: Accumulated depreciation	(452,759)		(435,393)		(71,047)
Property and equipment subject to depreciation	55,592		67,120		8,723
Construction in progress	42,567		44,577		6,680
Total	98,159		111,697		15,403
Depreciation expenses	24,755	$ 3,884	127,836	¥ 87,887
Computers and equipment [Member]
Property and equipment, net [Line Items]
Subtotal	136,993		142,277		21,497
Leasehold improvements [Member]
Property and equipment, net [Line Items]
Subtotal	139,087		131,923		21,825
Buildings [Member]
Property and equipment, net [Line Items]
Subtotal	4,109		4,308		645
Furniture and fixtures [Member]
Property and equipment, net [Line Items]
Subtotal	16,541		16,860		2,596
Vehicles [Member]
Property and equipment, net [Line Items]
Subtotal	19,419		19,925		3,047
Software and Software Development Costs [Member]
Property and equipment, net [Line Items]
Subtotal	190,100		185,118		29,831
Others
Property and equipment, net [Line Items]
Subtotal	2,102		2,102		$ 330
Depreciation Expense [Member]
Property and equipment, net [Line Items]
Depreciation expenses	¥ 24,755		¥ 127,836	¥ 84,273